Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series II
Entity Central Index Key	0001841440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Central Corporate Bond Fund (Class M)
Shareholder Report [Line Items]
Fund Name	Capital Group Central Corporate Bond Fund
Class Name	Class M
Trading Symbol	CCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCBF-M . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCBF-M
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 5.77% for the year ended May 31, 2025. That result compares with a 5.46% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September, but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns, with the fund’s holdings in consumer noncyclical and electric utilities debt being particularly additive relative to the benchmark. Duration and curve positioning had little impact.
Holding a smaller portion of investments than the index in consumer cyclical, technology and banking sectors had a relative negative impact on returns. Likewise, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	5.77%	(0.63) %
Bloomberg U.S. Aggregate Index 3	5.46%	(0.97) %
1
Class M shares were first offered on April 23, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 23, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,593,000,000
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,593
Total number of portfolio holdings	789
Total advisory fees paid (in millions)	None
Portfolio turnover rate	205%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Amount less than $1.
[2]	Amount less than 0.01%.